SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	12 Months Ended	69 Months Ended	1 Months Ended
	Apr. 30, 2013	Mar. 31, 2013	Mar. 31, 2013	May 31, 2013 Subsequent Event [Member]
Conversion of Stock, Amount Converted	$ 22,500	$ 170,000		$ 125,000
Conversion of Stock, Shares Issued	50,000	377,778	733,333	277,778